Geographic Revenue Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenue, Net, Total	¥ 8,363,724	$ 1,285,481	¥ 8,376,099	¥ 9,965,786
PRC excluding HK SAR, Macau and Taiwan [Member]
Revenue, Net, Total	6,421,123	986,909	4,932,284	4,078,476
Hong Kong Special Administrative Region the HK SAR [Member]
Revenue, Net, Total	1,992	306	7,085	4,125
USA [Member]
Revenue, Net, Total	223,229	34,310	513,690	1,248,536
Japan [Member]
Revenue, Net, Total	737,813	113,400	2,363,239	2,723,800
Europe [Member]
Revenue, Net, Total	386,266	59,368	221,776	1,437,946
INDIA
Revenue, Net, Total	330,738	50,834	18,970	(202)
South Korea [Member]
Revenue, Net, Total	10,830	1,664	2,074	2,440
Other Countries [Member]
Revenue, Net, Total	¥ 251,733	$ 38,690	¥ 316,981	¥ 470,665